14. Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	R$ 31,246,788	R$ 28,513,626	R$ 25,979,526
Additions	3,490,298	3,855,831	3,604,442
Contract renewal	0	0	0
Reversal of estimated losses	13,380	(10,198)	24,085
Transfers	(9,374)	12,572	(6,090)
Write-offs and disposals	(24,412)	(14,808)	(45,808)
Amortization	(1,250,548)	(1,110,235)	(1,042,529)
Intangible assets, ending	33,466,132	31,246,788	28,513,626
Agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	7,482,955	7,287,630	7,369,271
Additions	374,775	391,545	574,421
Contract renewal	(531,818)	(9,587)	(463,362)
Reversal of estimated losses	2,078	(1,335)	747
Transfers	1,663	1,014	(324)
Write-offs and disposals	(2,795)	(6,233)	(4,303)
Amortization	(185,244)	(180,079)	(188,820)
Intangible assets, ending	7,141,614	7,482,955	7,287,630
Agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	1,381,652	1,353,020	1,281,260
Additions	142,429	106,307	140,732
Contract renewal	0	0	0
Reversal of estimated losses	8	(8)	0
Transfers	2,604	6	(17)
Write-offs and disposals	(1,163)	(110)	(139)
Amortization	(91,593)	(77,563)	(68,816)
Intangible assets, ending	1,433,937	1,381,652	1,353,020
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	6,576,021	6,288,575	5,379,153
Additions	772,278	553,126	663,399
Contract renewal	531,818	9,587	463,362
Reversal of estimated losses	4,834	(4,360)	4,459
Transfers	(1,784)	2,023	(752)
Write-offs and disposals	(6,606)	(5,571)	(11,045)
Amortization	(281,495)	(267,359)	(210,001)
Intangible assets, ending	7,595,066	6,576,021	6,288,575
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	823,216	850,530	702,909
Additions	121,313	5,762	177,424
Contract renewal	0	0	0
Reversal of estimated losses	0	0	0
Transfers	0	0	0
Write-offs and disposals	0	0	0
Amortization	(34,154)	(33,076)	(29,803)
Intangible assets, ending	910,375	823,216	850,530
Services contracts – São Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	14,552,707	12,367,017	10,986,386
Additions	1,976,079	2,697,724	1,900,218
Contract renewal	0	0	0
Reversal of estimated losses	6,460	(4,495)	18,879
Transfers	(18,346)	9,696	(4,997)
Write-offs and disposals	(13,848)	(2,894)	(30,321)
Amortization	(586,037)	(514,341)	(503,148)
Intangible assets, ending	15,917,015	14,552,707	12,367,017
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning	430,237	366,854	260,547
Additions	103,424	101,367	148,248
Contract renewal	0	0	0
Reversal of estimated losses	0	0	0
Transfers	6,489	(167)	0
Write-offs and disposals	0	0	0
Amortization	(72,025)	(37,817)	(41,941)
Intangible assets, ending	R$ 468,125	R$ 430,237	R$ 366,854